Other Investments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Other Investments [Abstract]
Disclosure Of Detailed Information About Investments Other Than Investments [Text Block]
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Current investments
BioPacificVentures	20	22
Advances to equity investees	-	2,500
	20	2,522

Non-current investments
Sundry other investments including saleyards	692	1,545
Advances to equity accounted investees	102	-
	794	1,545